Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Issued March 17, 2021 [Member]	Issued March 17, 2022, [Member]	Common Stock [Member]	Common Stock [Member] Issued March 17, 2021 [Member]	Common Stock [Member] Issued October 31, 2021 [Member]	Common Stock [Member] Cancelled April 14, 2020 [Member]	Common Stock [Member] Cancelled October 19, 2020 [Member]	Common Stock [Member] Issued March 17, 2022, [Member]	Common Stock [Member] Issued April 4, 2022, [Member]	Common Stock [Member] Cancelled May 26, 2021, [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2019	$ 939,902			$ 558								$ 592,010	$ (331)	$ 347,566	$ 99
Beginning Balance, (in shares) at Dec. 31, 2019				55,826,644
Adjustment to equity for the adoption of the new revenue standard	(151)													(151)
Restricted shares issued, (in shares)				79,172
Restricted shares issued	1			$ 1
Restricted shares cancelled , (in shares)							(2,144)	(10,054)
Net (loss)/income	1,313													(443)	1,756
Foreign currency translation	86												86
Share-based compensation plan	1,244											1,244
Ending Balance at Dec. 31, 2020	942,395			$ 559								593,254	(245)	346,972	1,855
Ending Balance, (in shares) at Dec. 31, 2020				55,893,618
Issuance of common stock	202,910			$ 212								202,698
Issuance of common stock, Shares				21,202,671
Restricted shares issued, (in shares)					85,263	15,000
Restricted shares issued		$ 1			$ 1
Restricted shares cancelled , (in shares)								(16,123)
Net (loss)/income	(29,216)													(30,964)	1,748
Foreign currency translation	(8)												(8)
Share-based compensation plan	1,372											1,372
Ending Balance at Dec. 31, 2021	$ 1,117,454			$ 772								797,324	(253)	316,008	3,603
Ending Balance, (in shares) at Dec. 31, 2021	77,180,429			77,180,429
Restricted shares issued, (in shares)									75,716	10,000
Restricted shares issued			$ 1						$ 1
Restricted shares cancelled , (in shares)											(2,006)
Net (loss)/income	$ 54,878													53,473	1,405
Foreign currency translation	(215)												(210)		(5)
Share-based compensation plan	864											864
Repurchase of common stock	(5,485)			$ (4)										(5,481)
Repurchase of common stock, (in shares)				(459,665)
Investment by non-controlling interest	5,915														5,915
Ending Balance at Dec. 31, 2022	$ 1,173,412			$ 769								$ 798,188	$ (463)	$ 364,000	$ 10,918
Ending Balance, (in shares) at Dec. 31, 2022	76,804,474			76,804,474